Operations in hydrocarbon consortiums (Tables)	12 Months Ended
Dec. 31, 2022
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Summary of joint operations and consortia for the exploration and production of oil and gas
As of December 31, 2022, 2021, and 2020, the Company, through its subsidiaries, is the owner and part of the joint operations and consortia for oil and gas exploration and production, as shown below:

Name	Location	Equity interest			Operator	Up to year
		2022	2021	2020
Argentina
Entre Lomas	Río Negro	100%	100%	100%	Vista Argentina	2026	(1)
Entre Lomas	Neuquén	100%	100%	100%	Vista Argentina	2026	(1)
Bajada del Palo Este	Neuquén	100%	100%	100%	Vista Argentina	2053
Bajada del Palo Oeste	Neuquén	100%	100%	100%	Vista Argentina	2053
Agua Amarga - “Charco del Palenque”	Río Negro	100%	100%	100%	Vista Argentina	2034	(1)
Agua Amarga - “Jarilla Quemada”	Río Negro	100%	100%	100%	Vista Argentina	2040	(1)
Coirón Amargo Norte	Neuquén	84.62%	84.62%	84.62%	Vista Argentina	2036
Coirón Amargo Sur Oeste	Neuquén	—%	—%	10%	Shell Argentina S.A.	2053
Águila Mora	Neuquén	90%	90%	90%	Vista Argentina	2054
Jagüel de los Machos	Río Negro	100%	100%	100%	Vista Argentina	2025	(1)
25 de Mayo - Medanito S.E.	Río Negro	100%	100%	100%	Vista Argentina	2026	(1)
Acambuco - “San Pedrito”	Salta	1.5%	1.5%	1.5%	Pan American Energy	2036
Acambuco - “Macueta”	Salta	1.5%	1.5%	1.5%	Pan American Energy	2040
Sur Río Deseado Este	Santa Cruz	—%	—%	16.9%	Alianza Petrolera Argentina S.A.	2021
Aguada Federal	Neuquén	100%	50%	—%	Vista Argentina	2050
Bandurria Norte	Neuquén	100%	50%	—%	Vista Argentina	2050

Mexico
Area CS-01	Tabasco	100%	100%	50%	Vista Holding II	2047
Area A-10	Tabasco	—%	—%	50%	Jaguar	2047
Area TM-01	Veracruz	—%	—%	50%	Jaguar	2047

(1)	For further information see Note 36.

Summary of financial information of joint operation

	As of December 31, 2022	As of December 31, 2021
Assets
Noncurrent assets	252,073	157,979
Current assets	13,702	9,051

Liabilities
Noncurrent liabilities	1,256	57,088
Current liabilities	55,106	61,704

	Year ended December 31,2022	Year ended December 31,2021	Year ended December 31,2020
Revenue from contracts with customers	—	3,200	2,490
Operating costs	(943)	(4,406)	(4,914)
Depreciation, depletion and amortization	(43,139)	(3,626)	—
Selling expenses	(351)	(275)	(4)
General and administrative expenses	(217)	(967)	(1,760)
Exploration expenses	—	(446)	(646)
Other operating income and expenses	2	(8,076)	(1,385)
Financial results, net	2,484	(586)	56

Total	(42,164)	(15,182)	(6,163)